INVESTMENT IN UNCONSOLIDATED ENTITY (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
INVESTMENT IN UNCONSOLIDATED ENTITY
NOTE 4. INVESTMENT IN UNCONSOLIDATED ENTITY
The Company’s investment in unconsolidated entity as of September 30, 2021 and December 31, 2020 is as follows:
	September 30, 2021	December 31, 2020
The TIC Interest	$9,977,144	$10,002,368
The Company’s income from investment in unconsolidated entity for the three and nine months ended September 30, 2021 and 2020 is as follows:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
The TIC Interest	$75,403	$92,617	$222,705	$239,028
TIC Interest
During 2017, the Company, through a wholly-owned subsidiary of the Operating Partnership, acquired an approximate 72.7% interest in an industrial property in Santa Clara, California. The remaining approximate 27.3% of undivided interest in the Santa Clara property is held by Hagg Lane II, LLC (an approximate 23.4% interest) and Hagg Lane III, LLC (an approximate 3.9% interest). The manager of both Hagg Lane II, LLC and Hagg Lane III, LLC became a member of the Company's board of directors in December 2019. The Santa Clara property does not qualify as a variable interest entity and consolidation is not required as the Company’s TIC Interest does not control the property. Therefore, the Company accounts for the TIC Interest using the equity method. The Company receives approximately 72.7% of the cash flow distributions and recognizes approximately 72.7% of the results of operations.
During the three months ended September 30, 2021 and 2020, the Company received $85,962 and $207,950 in cash distributions, respectively, and $247,929 and $542,140 during the nine months ended September 30, 2021 and 2020, respectively. The following is summarized financial information for the Santa Clara property as of September 30, 2021 and December 31, 2020 and for the three and nine months ended September 30, 2021 and 2020:
	September 30, 2021	December 31, 2020
Assets:
Real estate investments, net	$29,510,151	$29,906,146
Cash and cash equivalents	670,458	380,774
Other assets	176,583	164,684
Total assets	$30,357,192	$30,451,604
Liabilities:
Mortgage note payable, net	$13,287,876	$13,489,126
Below-market lease, net	2,697,183	2,806,973
Other liabilities	343,815	92,777
Total liabilities	16,328,874	16,388,876
Total equity	14,028,318	14,062,728
Total liabilities and equity	$30,357,192	$30,451,604
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Total revenues	$683,160	$697,851	$2,034,072	$2,047,424
Expenses:
Interest expense	138,616	141,935	414,258	424,544
Depreciation and amortization	250,754	250,015	750,784	749,913
Other expenses	190,086	178,522	562,738	544,225
Total expenses	579,456	570,472	1,727,780	1,718,682
Net income	$103,704	$127,379	$ 306,292	$ 328,742

NOTE 5. INVESTMENT IN UNCONSOLIDATED ENTITY
The Company’s investment in unconsolidated entity as of December 31, 2020 and 2019 is as follows:
	December 31,
	2020	2019
The TIC Interest	$10,002,368	$10,388,588
As discussed in Note 3, REIT I merged with and into the Company on December 31, 2019. The Company’s income (loss) from investments in unconsolidated entities for the years ended December 31, 2020 and 2019 is as follows:
	Years Ended December 31,
	2020	2019
The TIC Interest	$296,780	$296,691
REIT I	—	(62,643)
Total	$296,780	$234,048
The TIC Interest
During 2017, the Company, through a wholly-owned subsidiary of the Operating Partnership, acquired the approximate 72.7% TIC Interest. The remaining approximate 27.3% undivided interest in the Santa Clara property is held by Hagg Lane II, LLC (an approximate 23.4%) and Hagg Lane III, LLC (an approximate 3.9%). The manager of Hagg Lane II, LLC and Hagg Lane III, LLC became a member of the Company's board of directors in December 2019. The Santa Clara property does not qualify as a variable interest entity and consolidation is not required as the Company's TIC Interest does not control the property. Therefore, the Company accounts for the TIC Interest using the equity method. The property lease expiration date is March 16, 2026 and the lease provides for three five-year renewal options. The Company receives approximately 72.7% of the cash flow distributions and recognizes approximately 72.7% of the results of operations. During the years ended December 31, 2020 and 2019, the Company received $683,000 and $657,435 in cash distributions, respectively.
The following is summarized financial information for the Santa Clara property as of and for the years ended December 31, 2020 and 2019:
	December 31,
	2020	2019
Assets:
Real estate investments, net	$29,906,146	$30,858,240
Cash and cash equivalents	380,774	275,760
Other assets	164,684	228,770
Total assets	$30,451,604	$31,362,770

Liabilities:
Mortgage notes payable, net	$13,489,126	$13,746,635
Below-market lease, net	2,806,973	2,953,360
Other liabilities	92,777	68,587
Total liabilities	16,388,876	16,768,582
Total equity	14,062,728	14,594,188
Total liabilities and equity	$30,451,604	$31,362,770
	Years Ended December 31,
	2020	2019
Total revenue	$2,694,874	$2,705,126

Expenses:
Depreciation and amortization	999,929	993,564
Interest expense	565,778	574,086
Other expenses	721,279	731,044
Total expenses	2,286,986	2,298,694
Net income	$ 407,888	$ 406,432
REIT I
Prior to the Merger on December 31, 2019, the Company had an approximate 4.8% ownership interest in REIT I. The Company recorded its share of loss of REIT I based on REIT I’s results of operations for the year ended December 31, 2019. During the year ended December 31, 2019, the Company received $372,351 in cash distributions related to its investment in REIT I. The following is REIT I's summarized results of operations for the year ended December 31, 2019:
Year Ended December 31, 2019
Total revenue	$13,132,226

Expenses:
Depreciation and amortization	5,787,709
Interest expense	3,425,625
Other expenses	5,342,365
Total expenses	14,555,699
Other income:
Gain on sale of real estate investment property, net	(1,850,845)
Loss on debt restructuring	1,964,618
Total other income	113,773
Net loss	$(1,309,700)